ADDITIONAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I (Balance Sheets, Parenthetical) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in US dollars per share)	$ 0.005	$ 0.005
Ordinary shares, shares authorized (in shares)	200,000,000	200,000,000
Ordinary shares, shares issued (in shares)	95,703,960	94,814,866
Ordinary shares, shares outstanding (in shares)	95,703,960	94,814,866
Homeinns Hotel Group [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in US dollars per share)	$ 0.005	$ 0.005
Ordinary shares, shares authorized (in shares)	200,000,000
Ordinary shares, shares issued (in shares)	95,703,960	94,814,866
Ordinary shares, shares outstanding (in shares)	95,703,960	94,814,866